ACCRUED EXPENSES AND OTHER LIABILITIES - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Payroll and related expenses	$ 200,820	$ 197,480
Accrued expenses	162,953	141,144
Government authorities	162,306	171,217
Other	2,581	13,610
Accrued expenses and other liabilities	$ 528,660	$ 523,451